Not FDIC Insured May Lose Value No Bank Guarantee
188-Q1PH

Schedule of Investments
(unaudited)
Templeton China World Fund 2
Notes to Schedule of Investments 5

Templeton China World Fund
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.5%
Advertising 0.3%
a,b
Mobvista, Inc., 144A, Reg S ............................. China 631,000 $ 331,873
a
Air Freight & Logistics 0.9%
SF Holding Co. Ltd., A .................................. China 124,421 940,350
Apparel, Accessories & Luxury Goods 4.1%
ANTA Sports Products Ltd. .............................. China 352,667 4,191,615
Auto Parts & Equipment 1.5%
Minth Group Ltd. ...................................... China 580,385 1,579,654
Automobile Manufacturers 2.6%
BYD Co. Ltd., H ...................................... China 26,000 661,967
Geely Automobile Holdings Ltd. ........................... China 162,365 242,645
a,c
NIO, Inc., ADR ....................................... China 137,806 1,761,161
2,665,773
Biotechnology 1.0%
a
BeiGene Ltd. ......................................... China 30,699 456,437
a,b
Innovent Biologics, Inc., 144A, Reg S ...................... China 147,798 596,868
1,053,305
Brewers 2.4%
China Resources Beer Holdings Co. Ltd. .................... China 355,271 2,461,814
Commodity Chemicals 2.7%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 433,994 2,797,630
Construction Machinery & Heavy Trucks 1.0%
Weichai Power Co. Ltd., H .............................. China 741,189 986,179
Construction Materials 2.2%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 471,520 2,215,480
Distillers & Vintners 3.8%
Luzhou Laojiao Co. Ltd., A ............................... China 145,667 3,877,224
Diversified Banks 5.2%
China Merchants Bank Co. Ltd., H ......................... China 940,808 4,778,502
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 802,173 485,143
5,263,645
Diversified Metals & Mining 0.4%
CMOC Group Ltd., H ................................... China 855,619 400,849
Electrical Components & Equipment 4.9%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 2,569,036
Sunwoda Electronic Co. Ltd., A ........................... China 687,150 2,391,959
4,960,995
Electronic Components 2.7%
Luxshare Precision Industry Co. Ltd., A ..................... China 465,499 2,071,967
Sunny Optical Technology Group Co. Ltd. ................... China 55,410 659,661
2,731,628
Financial Exchanges & Data 3.8%
East Money Information Co. Ltd., A ........................ China 672,240 1,781,071
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 51,367 2,042,264
3,823,335

Templeton China World Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Facilities 0.8%
Aier Eye Hospital Group Co. Ltd., A ........................ China 218,621 $ 844,085
Health Care Services 0.5%
a,b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 184,923 496,018
a
Interactive Home Entertainment 3.8%
NetEase, Inc. ........................................ China 269,129 3,891,313
Interactive Media & Services 16.0%
a
Baidu, Inc., ADR ...................................... China 28,586 3,104,440
a,b
Kuaishou Technology, 144A, Reg S ........................ China 77,500 583,919
Tencent Holdings Ltd. .................................. China 332,148 12,560,856
16,249,215
Internet & Direct Marketing Retail 21.7%
a
Alibaba Group Holding Ltd. .............................. China 973,557 10,595,583
JD.com, Inc., A ....................................... China 169,140 4,828,662
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 311,463 6,714,357
22,138,602
Internet Services & Infrastructure 0.8%
a,c
GDS Holdings Ltd., ADR ................................ China 53,869 856,517
a
Life & Health Insurance 1.6%
Ping An Insurance Group Co. of China Ltd., H ................ China 256,043 1,580,842
Life Sciences Tools & Services 5.3%
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 52,300 500,809
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 136,031 1,371,679
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 531,298 3,482,054
5,354,542
Real Estate Development 1.0%
China Resources Land Ltd. .............................. China 214,867 998,059
Restaurants 0.5%
Yum China Holdings, Inc. ............................... China 8,860 488,363
Semiconductor Equipment 1.0%
a
Daqo New Energy Corp., ADR ........................... China 17,856 1,016,185
a
Semiconductors 4.2%
a,b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 541,183 1,909,061
Sino Wealth Electronic Ltd., A ............................ China 89,995 494,350
Will Semiconductor Co. Ltd. Shanghai, A .................... China 158,464 1,838,131
4,241,542
Specialty Stores 2.8%
China Tourism Group Duty Free Corp. Ltd., A ................ China 100,357 2,836,393
Total Common Stocks (Cost $100,863,054) .....................................
101,273,025
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.446% .... United States 474,916 474,916
Total Money Market Funds (Cost $474,916) .....................................
474,916

Templeton China World Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.446% .... United States 371,780 $ 371,780
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$371,780) ...................................................................
371,780
Total Short Term Investments (Cost $846,696 ) ..................................
846,696
a
Total Investments (Cost $101,709,750) 100.3% ..................................
$102,119,721
Other Assets, less Liabilities (0.3)% ...........................................
(343,451)
Net Assets 100.0% ...........................................................
$101,776,270
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $16,471,781, representing 16.2% of net assets.
c
A portion or all of the security is on loan at November 30, 2022.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 284 $ 1,565,307 $ (1,090,675) $ — $ — $ 474,916 474,916 $ 377
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $959,042 $3,992,296 $(4,579,558) $— $— $371,780 371,780 $2,813
Total Affiliated Securities ... $959,326 $5,557,603 $(5,670,233) $— $— $846,696 $3,190

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 331,873 $ — $ 331,873
Air Freight & Logistics ................... — 940,350 — 940,350
Apparel, Accessories & Luxury Goods ....... — 4,191,615 — 4,191,615
Auto Parts & Equipment ................. — 1,579,654 — 1,579,654
Automobile Manufacturers ............... 1,761,161 904,612 — 2,665,773
Biotechnology ......................... — 1,053,305 — 1,053,305
Brewers ............................. — 2,461,814 — 2,461,814
Commodity Chemicals .................. — 2,797,630 — 2,797,630
Construction Machinery & Heavy Trucks ..... — 986,179 — 986,179
Construction Materials .................. — 2,215,480 — 2,215,480
Distillers & Vintners ..................... — 3,877,224 — 3,877,224
Diversified Banks ...................... — 5,263,645 — 5,263,645
Diversified Metals & Mining ............... — 400,849 — 400,849
Electrical Components & Equipment ........ — 4,960,995 — 4,960,995
Electronic Components .................. — 2,731,628 — 2,731,628
Financial Exchanges & Data .............. — 3,823,335 — 3,823,335
Health Care Facilities ................... — 844,085 — 844,085
Health Care Services ................... — 496,018 — 496,018
Interactive Home Entertainment ........... — 3,891,313 — 3,891,313
Interactive Media & Services .............. 3,104,440 13,144,775 — 16,249,215
Internet & Direct Marketing Retail .......... — 22,138,602 — 22,138,602
Internet Services & Infrastructure .......... 856,517 — — 856,517
Life & Health Insurance .................. — 1,580,842 — 1,580,842
Life Sciences Tools & Services ............ — 5,354,542 — 5,354,542
Real Estate Development ................ — 998,059 — 998,059
Restaurants .......................... 488,363 — — 488,363
Semiconductor Equipment ............... 1,016,185 — — 1,016,185
Semiconductors ....................... — 4,241,542 — 4,241,542
Specialty Stores ....................... — 2,836,393 — 2,836,393
Short Term Investments ................... 846,696 — — 846,696
Total Investments in Securities ........... $8,073,362 $94,046,359
a
$— $102,119,721
a
Includes foreign securities valued at $94,046,359, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the  Fund's most recent semiannual or annual shareholder report.